American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP Balanced Fund * VP Capital Appreciation Fund * VP Global Growth Fund
VP Growth Fund * VP Income & Growth Fund * VP International Fund
VP Large Company Value Fund * VP Mid Cap Value Fund * VP Ultra® Fund
VP Value Fund * VP Vista(SM) Fund

Supplement dated March 14, 2008 * Statement of Additional Information dated May 1, 2007

Timothy S. Webster resigned as director effective March 6, 2008. All references to him in the SAI should be deleted, with the exception of the COMPENSATION OF
DIRECTORS section.

THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO TIMOTHY S. WEBSTER'S ENTRY IN THE
AGGREGATE DIRECTOR COMPENSATION TABLE IN THE COMPENSATION OF DIRECTORS SECTION
OF THE SAI:

    MR. WEBSTER RESIGNED FROM THE BOARD ON MARCH 6, 2008.

The entry for James F. Keegan in the OTHER ACCOUNTS MANAGED section on page 50 is deleted.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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